Schedule 1-Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2016
Schedule 1-Condensed Financial Statements of the Company [Abstract]
Schedule of balance sheets
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	5,349	10,746	1,548
Other receivables and amounts due from subsidiaries and affiliates	1,607,924	1,742,796	251,014
Total current assets	1,613,273	1,753,542	252,562
Non-current assets:
Investment in subsidiaries	1,736,488	1,571,844	226,393
Total assets	3,349,761	3,325,386	478,955

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	4,602	8,108	1,168
Amounts due to subsidiaries	27,729	30,426	4,382
Total liabilities	32,331	38,534	5,550
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,155,059,526 and 1,165,072,926 as of December 31, 2015 and 2016, respectively)	8,592	8,658	1,247
Additional paid-in capital	2,454,244	2,301,655	331,507
Retained earnings	1,173,471	1,330,518	191,634
Accumulated other comprehensive loss	(50,048)	(65,844)	(9,483)
Subscription receivables	(268,829)	(288,135)	(41,500)
Total shareholders’ equity	3,317,430	3,286,852	473,405
Total liabilities and shareholders' equity	3,349,761	3,325,386	478,955

Schedule of statements of income and comprehensive income
	Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
General and administrative expenses	(31,191)	(19,839)	(9,938)	(1,433)
Interest income	12,464	15,913	8,271	1,191
Equity in earnings of subsidiaries	180,487	214,012	158,714	22,860
Net income	161,760	210,086	157,047	22,618
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	6,008	6,153	2,177	314
Fair value changes of short term investment	—	—	632	91
Share of other comprehensive income (loss) of affiliates, net of tax	—	37,567	(37,911)	(5,460)
Comprehensive income attributable to the Company's shareholders	167,768	253,806	121,945	17,563

Schedule of statements of shareholders' equity
	Share Capital		Additional Paid-in	Treasury Stock			Accumulated Other
	Number of Share	Amounts	Capital	Number of Share	Amounts	Retained Earnings	Comprehensive Income	Subscription Receivables	Total
		RMB	RMB		RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2014	998,861,526	7,624	2,329,962	—	—	801,625	(111,114)	—	3,028,097
Net income	—	—	—	—	—	161,760	—	—	161,760
Issue new shares to employees	150,000,000	928	256,563	—	—	—	—	(257,491)	—
Foreign currency translation	—	—	—	—	—	—	6,008	—	6,008
Exercise of share options	1,704,380	11	3,172	—	—	—	—	—	3,183
Share-based compensation	—	—	23,598	—	—	—	—	—	23,598
Other	—	—	(11,894)	—	—	—	—	—	(11,894)
Balance as of December 31, 2014	1,150,565,906	8,563	2,601,401	—	—	963,385	(105,106)	(257,491)	3,210,752
Net income	—	—	—	—	—	210,086	—	—	210,086
Foreign currency translation	—	—	—	—	—	—	17,491	(11,338)	6,153
Repurchase of ordinary shares	—	—	—	(2,261,100)	(6,276)	—	—	—	(6,276)
Exercise of share options	4,493,620	29	(4,787)	2,261,100	6,276	—	—	—	1,518
Share-based compensation	—	—	17,653	—	—	—	—	—	17,653
Acquisition of additional interest in a subsidiary	—	—	(160,023)	—	—	—	—	—	(160,023)
Share of other comprehensive income in affiliates	—	—	—	—	—	—	37,567	—	37,567
Balance as of December 31, 2015	1,155,059,526	8,592	2,454,244	—	—	1,173,471	(50,048)	(268,829)	3,317,430
Net income	—	—	—	—	—	157,047	—	—	157,047
Foreign currency translation	—	—	—	—	—	—	21,483	(19,306)	2,177
Exercise of share options	2,597,400	17	1,127	—	—	—	—	—	1,144
Share-based compensation	—	—	4,937	—	—	—	—	—	4,937
Acquisition of additional interest in a subsidiary	7,416,000	49	(174,779)	—	—	—	—	—	(174,730)
Disposal of subsidiaries	—	—	16,126	—	—	—	—	—	16,126
Fair value change in certain investments	—	—	—	—	—	—	632	—	632
Share of other comprehensive income in affiliates	—	—	—	—	—	—	(37,911)	—	(37,911)

Balance as of December 31, 2016	1,165,072,926	8,658	2,301,655	—	—	1,330,518	(65,844)	(288,135)	3,286,852
Balance as of December 31, 2016 in US$		1,247	331,507		—	191,634	(9,483)	(41,500)	473,405

Schedule of statements of cash flows
	Year Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	161,760	210,086	157,047	22,618
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in earnings of subsidiaries	(180,487)	(214,012)	(158,714)	(22,860)
Compensation expenses associated with stock options	23,598	17,653	4,937	711
Changes in operating assets and liabilities:
Other receivables	39,810	(67,925)	(9,290)	(1,338)
Other payables	(42,379)	1,879	3,506	506
Net cash generated from (used in) operating activities	2,302	(52,319)	(2,514)	(363)
Cash flows (used in) generated from investing activities
Decrease in investment in subsidiaries	29,853	55,363	127,475	18,361
Advances to subsidiaries and affiliates	(43,110)	(8,797)	(122,885)	(17,699)
Net cash (used in) generated from investing activities	(13,257)	46,566	4,590	662
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	3,183	1,518	1,144	165
Repurchase ordinary shares	—	(6,276)	—	—
Net cash generated from (used in) financing activities	3,183	(4,758)	1,144	165
Net (decrease) increase in cash and cash equivalents	(7,772)	(10,511)	3,220	464
Cash and cash equivalents at beginning of year	11,471	9,707	5,349	770
Effect of exchange rate changes on cash and cash equivalents	6,008	6,153	2,177	314
Cash and cash equivalents at end of year	9,707	5,349	10,746	1,548